ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - Generation Concessions and Authorizations (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2020 item MW	Dec. 31, 2019
Public service electric power concessions [line items]
Total installed capacity (in watts)			24
Useful life			40 years
Furnas
Public service electric power concessions [line items]
Direct ownership (as a percent)			99.56%	99.56%
HPP Mascarenhas de Moraes
Public service electric power concessions [line items]
Extension period of concession term			90 days
Casa Nova I
Public service electric power concessions [line items]
Total installed capacity (in watts)			27
Remaining installed capacity (in watts)			153
Number of wind farms | item			7
Angra I
Public service electric power concessions [line items]
Useful life		40 years
Requested extended useful life	60 years
UTE Maua 3
Public service electric power concessions [line items]
Total installed capacity (in watts)			591
UTE Santa Cruz
Public service electric power concessions [line items]
Total installed capacity (in watts)			350
UTE Candiota III
Public service electric power concessions [line items]
Total installed capacity (in watts)			350
UTE Aparecida
Public service electric power concessions [line items]
Total installed capacity (in watts)			200
UTE Senador Arnon Afonso Farias de Mello
Public service electric power concessions [line items]
Total installed capacity (in watts)			86
Authorization Term			35 years
UTE Santana
Public service electric power concessions [line items]
Total installed capacity (in watts)			36
UTE Santana II
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
UTE Araguaia
Public service electric power concessions [line items]
Total installed capacity (in watts)			23
UTE Codajas
Public service electric power concessions [line items]
Total installed capacity (in watts)			4
UTE Anori
Public service electric power concessions [line items]
Total installed capacity (in watts)			4
UTE Anama
Public service electric power concessions [line items]
Total installed capacity (in watts)			2
UTE Caapiranga
Public service electric power concessions [line items]
Total installed capacity (in watts)			2
Concessions and Authorizations | UHE Belo Monte
Public service electric power concessions [line items]
Total installed capacity (in watts)			11,233
Concessions and Authorizations | UHE Tucurui
Public service electric power concessions [line items]
Total installed capacity (in watts)			8,535
Concessions and Authorizations | UHE Jirau
Public service electric power concessions [line items]
Total installed capacity (in watts)			3,750
Concessions and Authorizations | UHE Santo Antonio (Mesa)
Public service electric power concessions [line items]
Total installed capacity (in watts)			3,568
Concessions and Authorizations | UHE Xingo
Public service electric power concessions [line items]
Total installed capacity (in watts)			3,162
Concessions and Authorizations | UHE Paulo Afonso IV
Public service electric power concessions [line items]
Total installed capacity (in watts)			2,462
Concessions and Authorizations | UHE Itumbiara
Public service electric power concessions [line items]
Total installed capacity (in watts)			2,082
Concessions and Authorizations | UHE Teles Pires One [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,820
Concessions and Authorizations | UHE Luiz Gonzaga (Itaparica)
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,480
Concessions and Authorizations | UHE Marimbondo
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,440
Concessions and Authorizations | UHE Serra da Mesa
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,275
Concessions and Authorizations | UHE Furnas
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,216
Concessions and Authorizations | UHE Luis Carlos Barreto De Carvalho
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,050
Concessions and Authorizations | UHE Lus Eduar Do Magalhaes
Public service electric power concessions [line items]
Total installed capacity (in watts)			903
Concessions and Authorizations | UHE Foz do Chapeco
Public service electric power concessions [line items]
Total installed capacity (in watts)			855
Concessions and Authorizations | UHE Trs Irmos
Public service electric power concessions [line items]
Total installed capacity (in watts)			808
Concessions and Authorizations | UHE Paulo Afonso III
Public service electric power concessions [line items]
Total installed capacity (in watts)			794
Concessions and Authorizations | UHE So Manoel
Public service electric power concessions [line items]
Total installed capacity (in watts)			736
Concessions and Authorizations | UHE Peixe Angical
Public service electric power concessions [line items]
Total installed capacity (in watts)			499
Concessions and Authorizations | UHE Mascarenhas de Moraes
Public service electric power concessions [line items]
Total installed capacity (in watts)			476
Concessions and Authorizations | UHE Paulo Afonso II
Public service electric power concessions [line items]
Total installed capacity (in watts)			443
Concessions and Authorizations | UHE Sinop
Public service electric power concessions [line items]
Total installed capacity (in watts)			402
Concessions and Authorizations | UHE Apolnio Sales
Public service electric power concessions [line items]
Total installed capacity (in watts)			400
Concessions and Authorizations | UHE Corumb I
Public service electric power concessions [line items]
Total installed capacity (in watts)			375
Concessions and Authorizations | UHE Porto Colombia
Public service electric power concessions [line items]
Total installed capacity (in watts)			320
Concessions and Authorizations | UHE Simplcio
Public service electric power concessions [line items]
Total installed capacity (in watts)			306
Concessions and Authorizations | UHE Dardanelos
Public service electric power concessions [line items]
Total installed capacity (in watts)			261
Concessions and Authorizations | UHE Balbina
Public service electric power concessions [line items]
Total installed capacity (in watts)			250
Concessions and Authorizations | UHE Boa Esperana (Castelo Branco)
Public service electric power concessions [line items]
Total installed capacity (in watts)			237
Concessions and Authorizations | UHE Samuel
Public service electric power concessions [line items]
Total installed capacity (in watts)			217
Concessions and Authorizations | UHE Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)			216
Concessions and Authorizations | UHE Serra do Faco [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)			213
Concessions and Authorizations | UHE Manso
Public service electric power concessions [line items]
Total installed capacity (in watts)			210
Concessions and Authorizations | UHE Paulo Afonso I
Public service electric power concessions [line items]
Total installed capacity (in watts)			180
Concessions and Authorizations | UHE Governador Jayme Canet Junior [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)			178
Concessions and Authorizations | UHE Retiro Baixo [Member]
Public service electric power concessions [line items]
Total installed capacity (in watts)			82
Concessions and Authorizations | UHE Coaracy Nunes
Public service electric power concessions [line items]
Total installed capacity (in watts)			78
Concessions and Authorizations | UHE Batalha
Public service electric power concessions [line items]
Total installed capacity (in watts)			53
Concessions and Authorizations | UHE So Domingos
Public service electric power concessions [line items]
Total installed capacity (in watts)			48
Concessions and Authorizations | UHE Curu-Uma
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | UHE Funil
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | UHE Anta
Public service electric power concessions [line items]
Total installed capacity (in watts)			28
Concessions and Authorizations | UHE Pedra
Public service electric power concessions [line items]
Total installed capacity (in watts)			20
Concessions and Authorizations | PCH Joao Borges
Public service electric power concessions [line items]
Total installed capacity (in watts)			19
Concessions and Authorizations | PCH Barra do Rio Chapeu
Public service electric power concessions [line items]
Total installed capacity (in watts)			15
Concessions and Authorizations | UHE Curemas
Public service electric power concessions [line items]
Total installed capacity (in watts)			4
Concessions and Authorizations | HPP Sobradinho
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,050
Concessions and Authorizations | UHE Baguari
Public service electric power concessions [line items]
Total installed capacity (in watts)			140
Concessions and Authorizations | HPP Passo de So Joo
Public service electric power concessions [line items]
Total installed capacity (in watts)			77
Concessions and Authorizations | Casa Nova I
Public service electric power concessions [line items]
Total installed capacity (in watts)			180
Concessions and Authorizations | EOL Casa Nova II
Public service electric power concessions [line items]
Total installed capacity (in watts)			33
Concessions and Authorizations | EOL Nossa Senhora De Fatima
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | EOL Cerro Chato I
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | EOL Cerro Chato II
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | EOL Cerro Chato III
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | EOL Eolica Coxilha Seca
Public service electric power concessions [line items]
Total installed capacity (in watts)			30
Concessions and Authorizations | EOL Casa Nova III
Public service electric power concessions [line items]
Total installed capacity (in watts)			28
Concessions and Authorizations | Parque Elico Capo do Ingls
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | Parque Elico Galpes
Public service electric power concessions [line items]
Total installed capacity (in watts)			8
Concessions and Authorizations | Angra III
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,405
Shares (as percent)			100.00%
Concessions and Authorizations | Angra II
Public service electric power concessions [line items]
Total installed capacity (in watts)			1,350
Shares (as percent)			100.00%
Concessions and Authorizations | Angra I
Public service electric power concessions [line items]
Total installed capacity (in watts)			640
Shares (as percent)			100.00%
Concessions and Authorizations | EOL Jandaia
Public service electric power concessions [line items]
Total installed capacity (in watts)			27
Concessions and Authorizations | EOL Caiara I
Public service electric power concessions [line items]
Total installed capacity (in watts)			27
Concessions and Authorizations | EOL Ibirapuit
Public service electric power concessions [line items]
Total installed capacity (in watts)			25
Concessions and Authorizations | EOL Jandaia I
Public service electric power concessions [line items]
Total installed capacity (in watts)			24
Concessions and Authorizations | EOL Cerro Chato VI
Public service electric power concessions [line items]
Total installed capacity (in watts)			24
Concessions and Authorizations | EOL Junco I
Public service electric power concessions [line items]
Total installed capacity (in watts)			24
Concessions and Authorizations | EOL Junco II
Public service electric power concessions [line items]
Total installed capacity (in watts)			24
Concessions and Authorizations | EOL So Clemente
Public service electric power concessions [line items]
Total installed capacity (in watts)			21
Concessions and Authorizations | EOL So Janurio
Public service electric power concessions [line items]
Total installed capacity (in watts)			21
Concessions and Authorizations | EOL Caiara II
Public service electric power concessions [line items]
Total installed capacity (in watts)			18
Concessions and Authorizations | EOL Coqueirinho 2
Public service electric power concessions [line items]
Total installed capacity (in watts)			16
Concessions and Authorizations | EOL Tamandu Mirim 2
Public service electric power concessions [line items]
Total installed capacity (in watts)			16
Concessions and Authorizations | EOL Cerro Chato V
Public service electric power concessions [line items]
Total installed capacity (in watts)			12
Concessions and Authorizations | EOL Angical 2
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Caitit 2
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Carcar
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Corruption 3
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Caitit 3
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Papagaio
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Cerro Chato IV
Public service electric power concessions [line items]
Total installed capacity (in watts)			10
Concessions and Authorizations | EOL Tei 2
Public service electric power concessions [line items]
Total installed capacity (in watts)			8
Concessions and Authorizations | EOL Cerro dos Trindade
Public service electric power concessions [line items]
Total installed capacity (in watts)			8
Concessions and Authorizations | EOL Acau
Public service electric power concessions [line items]
Total installed capacity (in watts)			6
Concessions and Authorizations | EOL Arapap
Public service electric power concessions [line items]
Total installed capacity (in watts)			4
Brasil Ventos | Furnas
Public service electric power concessions [line items]
Direct ownership (as a percent)			100.00%